NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shareholder	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) shareholder
NON-CONTROLLING INTERESTS [Line Items]
Proceeds from minority shareholder capital injection	$ 80	¥ 559	¥ 1,470
Purchase of minority interest					¥ 798
Gain from deregistration of subsidiaries	$ 264	¥ 1,841	¥ 2,858
Huanyu Liren and Suzhou Jiaxue
NON-CONTROLLING INTERESTS [Line Items]
Purchase of minority interest					¥ 798
Suzhou Jiaxue
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)						40.00%
Proceeds from minority shareholder capital injection						¥ 400
Number of individual shareholders | shareholder						1
Number of corporate shareholders | shareholder						1
Huanyu Liren
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)						40.00%
Proceeds from minority shareholder capital injection						¥ 396
Number of individual shareholders | shareholder						1
Buy-outs of non-controlling interests | $				$ 758
Shenyang K-12
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)			10.00%
Gain from deregistration of subsidiaries			¥ 1,885
Adjustment to paid in capital			¥ 4,504
Beijing Ambow Cowain Education and Technology Co Ltd
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)			49.00%
Proceeds from minority shareholder capital injection			¥ 1,470
Number of individual shareholders | shareholder			1
Number of corporate shareholders | shareholder			1
Huanyu Liren and Suzhou Jiaxue
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)				100.00%	100.00%
Zhong'an Ambow
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)	49.00%	49.00%
Proceeds from minority shareholder capital injection		¥ 1,285
Ownership (as a percent)	51.00%	51.00%
Shanghai Tongguo Education Technology Co., Ltd.
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)	40.00%	40.00%
Gain from deregistration of subsidiaries		¥ 306